Long-Term Borrowings - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2018	Oct. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn borrowing facilities		$ 17,500,000
Purchase price of property	$ 1,575,000
Payments for purchase of property	236,000
Remaining balance of transaction	$ 1,339,000
Promissory note, maturity term	10 years
Annual interest of promissory note for first five years	7.00%
Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facility			$ 100,000,000
Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings		17,350,000
Finance costs		150,000
Drawn borrowing facilities		$ 205,000,000
Credit facility term		6 years
Percentage of right to purchase share of production		75.00%
Credit Facility | First Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		8.00%
Credit Facility | Year Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		8.50%
Credit Facility | Year Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		9.00%
Credit Facility | Year Six
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		9.50%
Non-Recourse Loan Agreement | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		10.00%
Percentage of right to purchase share of production		50.00%
Borrowing facility		$ 100,000,000
Borrowings, interest rate basis		LIBOR plus 5.5%